SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 44,797,946	R$ 43,687,460	R$ 45,437,950
Cost of sales and services	(32,404,221)	(31,990,696)	(33,475,189)
Gross profit	12,393,725	11,696,764	11,962,761
General and administrative expenses	(6,012,312)	(6,309,296)	(4,489,983)
Other operating (income) expenses, net	(2,083,483)	(1,565,494)	(2,637,160)
Equity in results of affiliated companies	518,744	448,048	351,131
Operating result before Financial Income and Taxes	4,816,674	4,270,022	5,186,749
Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	15,810,205	14,186,132	16,541,638
Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,055,824	1,750,998	1,671,773
Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	63,352	70,752	132,219
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	4,308,097	5,281,368	5,013,780
Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total	1,274,512	57,812
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	22,285,956	22,340,398	22,078,540
Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	22,511,990
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	22,511,990	21,347,062	23,359,410
Steel [Member]
IfrsStatementLineItems [Line Items]
Total	22,025,804	23,178,678	22,717,486
Cost of sales and services	(19,980,031)	(21,759,435)	(21,008,013)
Gross profit	2,045,773	1,419,243	1,709,473
General and administrative expenses	(1,304,105)	(1,289,952)	(1,218,767)
Other operating (income) expenses, net	(1,151,153)	(864,103)	(1,065,188)
Operating result before Financial Income and Taxes	(409,485)	(734,812)	(574,482)
Steel [Member] | Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,055,824	1,750,998	1,671,773
Steel [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	42,956	70,752	132,219
Steel [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	3,664,868	4,455,433	4,397,229
Steel [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total	1,257,014
Steel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	16,005,141	16,901,495	16,516,265
Steel [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	6,020,663
Steel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	6,020,662	6,277,183	6,201,221
Mining [Member]
IfrsStatementLineItems [Line Items]
Total	15,400,473	13,092,645	17,135,648
Cost of sales and services	(10,052,663)	(8,202,297)	(9,931,881)
Gross profit	5,347,810	4,890,348	7,203,767
General and administrative expenses	(341,612)	(267,173)	(421,218)
Other operating (income) expenses, net	(436,614)	(10,803)	(974,590)
Operating result before Financial Income and Taxes	4,569,584	4,612,372	5,807,959
Mining [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	13,135,426	10,698,348	14,714,924
Mining [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	643,229	825,935	616,551
Mining [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total		57,812
Mining [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	1,621,818	1,510,550	1,804,173
Mining [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	13,778,655
Mining [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	13,778,655	11,582,095	15,331,475
Logistics Port [Member]
IfrsStatementLineItems [Line Items]
Total	303,839	352,508	265,949
Cost of sales and services	(242,931)	(262,061)	(248,938)
Gross profit	60,908	90,447	17,011
General and administrative expenses	(13,664)	(11,336)	(10,558)
Other operating (income) expenses, net	(9,226)	(13,266)	(675)
Operating result before Financial Income and Taxes	38,018	65,845	5,778
Logistics Port [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	303,839	352,508	265,949
Railroads [Member]
IfrsStatementLineItems [Line Items]
Total	3,114,434	2,892,041	2,644,949
Cost of sales and services	(1,734,809)	(1,674,401)	(1,492,728)
Gross profit	1,379,625	1,217,640	1,152,221
General and administrative expenses	(293,003)	(266,128)	(218,878)
Other operating (income) expenses, net	(39,806)	270,024	10,390
Operating result before Financial Income and Taxes	1,046,816	1,221,536	943,733
Railroads [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	3,114,434	2,892,041	2,644,949
Road Transport [Member]
IfrsStatementLineItems [Line Items]
Total	955,943
Cost of sales and services	(833,177)
Gross profit	122,766
General and administrative expenses	(48,793)
Other operating (income) expenses, net	(13,036)
Operating result before Financial Income and Taxes	60,937
Road Transport [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	20,392
Road Transport [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	935,551
Road Transport [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	20,392
Road Transport [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	20,392
Energy [Member]
IfrsStatementLineItems [Line Items]
Total	682,068	521,465	545,735
Cost of sales and services	(480,426)	(419,138)	(441,281)
Gross profit	201,642	102,327	104,454
General and administrative expenses	(35,418)	(48,674)	(57,854)
Other operating (income) expenses, net	(32,790)	(61,065)	188,866
Operating result before Financial Income and Taxes	133,434	(7,412)	235,466
Energy [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	682,068	521,465	545,735
Cement [Member]
IfrsStatementLineItems [Line Items]
Total	4,905,993	4,766,343	4,510,553
Cost of sales and services	(3,353,074)	(3,384,409)	(3,644,362)
Gross profit	1,552,919	1,381,934	866,191
General and administrative expenses	(1,123,892)	(815,797)	(557,585)
Other operating (income) expenses, net	308,289	(94,899)	(253,931)
Operating result before Financial Income and Taxes	737,316	471,238	54,675
Cement [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	4
Cement [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	4,905,989	4,766,343	4,510,553
Cement [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	4
Cement [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	4
Corporate Expenses Elimination [Member]
IfrsStatementLineItems [Line Items]
Total	(2,590,608)	(1,116,220)	(2,382,370)
Cost of sales and services	4,272,890	3,711,045	3,292,014
Gross profit	1,682,282	2,594,825	909,644
General and administrative expenses	(2,851,825)	(3,610,236)	(2,005,123)
Other operating (income) expenses, net	(709,147)	(791,382)	(542,032)
Equity in results of affiliated companies	518,744	448,048	351,131
Operating result before Financial Income and Taxes	(1,359,946)	(1,358,745)	(1,286,380)
Corporate Expenses Elimination [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	2,674,779	3,487,784	1,826,714
Corporate Expenses Elimination [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total	17,498
Corporate Expenses Elimination [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	(5,282,884)	(4,604,004)	(4,209,084)
Corporate Expenses Elimination [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total	2,692,276
Corporate Expenses Elimination [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,692,277	R$ 3,487,784	R$ 1,826,714